Business Combination - Summary of recapitalization and net equity (Details) - USD ($)	Sep. 30, 2024	Jun. 25, 2024	Jun. 24, 2024	Dec. 31, 2023
Business Combination
Common stock, shares outstanding	15,362,278	14,692,820	14,692,820	4,639,643
DHAC
Business Combination
Cash - Trust and cash			$ 1,323,362
Common stock, shares outstanding	3,603,933
Liabilities assumed
Accrued Expenses			(657,659)
Due to Sponsor			(6,155,925)
Exchange Note			(694,512)
ELOC			(466,646)
Additional Bridge Notes			(350,000)
Promissory Note - Related Party			(765,000)
Promissory Note - SCS Capital Partners LLC			(4,370,000)
Deferred Underwriting Fee Payable			(335,750)
Promissory Note - Extension Note			(33,000)
Extension Note - Embedded Derivative			(18,704,806)
Total liabilities assumed			$ (17,381,444)
Net equity impact on business combination	$ 17,381,444